UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Statements

For the Period November 15, 2016 (Commencement of Operations)

through March 31, 2017

NB Crossroads Private Markets Fund IV (TE) - Client LLC
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of March 31, 2017 (as restated)

Assets

Investment in the Company, at fair value	$473,965
Cash and cash equivalents	653,582
Due from affiliate	21,145
Prepaid offering expense	9,646
Due from Company	5,897
Prepaid legal fee	1,932
Interest receivable	331

Total Assets	$1,166,498

Liabilities

Distribution and servicing fee payable	$176,928
Audit fee payable	12,450
Offering expense payable	12,243
Administration service fees payable	9,820
Organizational cost payable	6,307
Due to affiliates	1,120
Other payables	4,958

Total Liabilities	223,826

Members’ Equity - Net Assets	$942,672

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$1,476,653
Accumulated net investment loss	(533,981)

Total Members' Equity - Net Assets	$942,672

Units of Membership Interests outstanding (unlimited units authorized)	1,656.32
Net Asset Value Per Unit	$569.14

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

1

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Operations
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

Net Investment Loss Allocated from the Company:

Interest income	$256
Expenses	(264,617)

Total Net Investment Loss Allocated from the Company	(264,361)

Fund Income:

Other income	4,492
Interest income	1,152

Total Fund Income	5,644

Fund Expenses:

Distribution and servicing fee	222,105
Organizational expenses	17,077
Audit fees	12,450
Administration service fees	9,820
Offering expenses	4,913
Legal fees	644
Other fees	8,255

Total Fund Expenses	275,264

Net Investment Loss	(533,981)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(533,981)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

2

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Changes in Members’ Equity – Net Assets
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017

Total Members
Members' committed capital	$73,832,651

Members' equity at November 15, 2016	$-
Capital contributions	1,476,653
Net investment loss	(533,981)
Members' equity at March 31, 2017	$942,672

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC

are an integral part of these consolidated financial statements.

3

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Cash Flows
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(533,981)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(738,326)
Change in fair value of investment in the Company	264,361
Changes in assets and liabilities related to operations
(Increase) decrease in due from affiliate	(21,145)
(Increase) decrease in prepaid offering expense	(9,646)
(Increase) decrease in due from Company	(5,897)
(Increase) decrease in prepaid legal fees	(1,932)
(Increase) decrease in interest receivable	(331)
Increase (decrease) in distribution and servicing fee payable	176,928
Increase (decrease) in audit fee payable	12,450
Increase (decrease) in offering fees payable	12,243
Increase (decrease) in administration service fees payable	9,820
Increase (decrease) in due to affiliates	6,307
Increase (decrease) in organizational cost payable	1,120
Increase (decrease) in other payables	4,958

Net cash provided by (used in) operating activities	(823,071)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	1,476,653
Net cash provided by (used in) financing activities	1,476,653

Net change in cash and cash equivalents	653,582
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$653,582

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

4

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Financial Highlights (as restated)

	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(430.86)
Net decrease in net assets resulting from operations after incentive carried interest	(430.86)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$569.14
TOTAL NET ASSET VALUE RETURN (1), (3)	(36.16	)% (4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$943
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses excluding incentive carried interest	317.63%
Net change in incentive carried interest	-
Expenses including incentive carried interest	317.63%
Net investment loss excluding incentive carried interest	(312.32)%

INTERNAL RATE OF RETURN:
Internal Rate of Return before and after incentive carried interest, including expenses (7)	(78.99)%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2017, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $763.65.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average Members' Equity - net assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 through March 31, 2017.

As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.

(5)	Ratios include expenses allocated from the Company.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses). For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date. For the period ended March 31, 2017, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

5

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

1. Organization

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on February 29, 2016. The TE Fund commenced operations on November 15, 2016. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of its Members as defined in the TE Fund’s limited liability company agreements (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the "Company"), through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at March 31, 2017 was approximately 29.61%.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TE Fund.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

6

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its financial statements.

At March 31, 2017, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the TE Fund.

C. Valuation of Investments

The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at March 31, 2016. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. At March 31, 2017 the TE Fund held $653,582 in an overnight sweep that is deposited into a money market account.

E. Offering Costs

Offering Costs are costs incidental to the issuing and marketing of interests in a partnership and are non-recurring in nature. As the TE Fund has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2017, offering costs of $4,913 are included in the Statement of Operations.

F. Organization Costs

The TE Fund incurred and expensed $17,077 in organizational expenses for the period from November 15, 2016 (Commencement of Operations) through March 31, 2017.

7

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

I. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Fund is a Cayman Islands exempted company and is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and March 31, 2017, the estimated cost of the TE Fund’s investment in the Company at March 31, 2017, for federal income tax purposes aggregated $738,326. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be $0.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than

8

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the period ended March 31, 2017. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2017, the TE Fund did not incur any interest or penalties.

J. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period November 15, 2016 (commencement of operations) through March 31, 2017, the TE Fund issued 1,656.32 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TE Fund’s limited liability company agreement. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

L. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

M. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and servicing fee (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

N. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Registered Investment Adviser until 125% of all drawn capital commitments are returned to the Members.

9

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

After a 125% return of all drawn commitments has been made, all future distributions will be split 93.5% to Members pro rata in accordance with their respective capital contributions and 6.5% to the Registered Investment Adviser. The Registered Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the Final Closing (the anticipated timeframe in which all, or substantially all, of the commitments that the TE Fund intends to invest will have been drawn). Incentive Carried Interest is accrued based on the NAV of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At March 31, 2017 the accrued and unpaid Incentive Carried Interest was $0.

3. Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”), a distribution and servicing Fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total commitments, determined and accrued as of the last day of each calendar quarter. For the period November 15, 2016 (commencement of operations) through March 31, 2017, the TE Fund incurred Distribution and Servicing Fee totaling $222,105.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,500 per calendar quarter. For the period November 15, 2016 (commencement of operations) through March 31, 2017, the TE Fund incurred administration service fees totaling $9,820.

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the period ended March 31, 2017, the Company incurred $157,500 in Independent Managers’ fees, of which $46,634 was allocated to the TE Fund.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee

10

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of March 31, 2017, one Member had ownership of approximately 13.54% of the TE Fund’s total commitments and is deemed an “affiliated member” (the “Affiliated Member”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At March 31, 2017, capital commitments from Members totaled $73,832,651. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $1,476,653 which represents approximately 2% of committed capital at March 31, 2017.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.K.

6. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

11

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TE Fund, through its investment in the Company, may be subject indirectly to such risks through the Company’s investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Restatement Information

Subsequent to the issuance of the financial statements for the period ended March 31, 2017, NBIA identified an overstatement of the TE Fund’s Distribution and Servicing Fee accrual and the Company’s Advisory Fee accrual and corresponding overstatement of the Distribution and Servicing Fee expense and Advisory Fee expense, which resulted in the understatement of the net asset value of the TE Fund at March 31, 2017. The overstatements were identified prior to the payment of the Distribution and Servicing Fee by the TE Fund, and prior to the payment of the Advisory Fee by the Company, as such there was no impact on the TE Fund’s or the Company’s cash balance. See Note 10 of the Company’s financial statements. Additionally, no

12

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

additional capital was called from investors based on the expense payable overstatement. Accordingly, the TE Fund has restated its March 31, 2017 financial statements.

The effect of the restatement by impacted line item in these financials statements are as follows:

NB CROSSROADS PRIVATE MARKETS FUND IV (TE) - CLIENT LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets As of March 31, 2017	Previously Reported	As Restated

Assets
Investment in the Company, at fair value	$418,590	$473,965
Total Assets	1,111,123	1,166,498
Liabilities
Distribution and servicing fee payable	619,923	176,928
Total Liabilities	666,821	223,826
Members’ Equity - Net Assets	444,302	942,672
Accumulated net investment loss	(1,032,351)	(533,981)
Total Members' Equity - Net Assets	444,302	942,672
Net Asset Value Per Unit	$268.25	$569.14

NB CROSSROADS PRIVATE MARKETS FUND IV (TE) - CLIENT LLC
Consolidated Statement of Operations For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Previously Reported	As Restated

Net Investment Loss Allocated from the Company:
Expenses	$(319,992)	$(264,617)
Total Net Investment Loss Allocated from the Company	(319,736)	(264,361)
Fund Expenses:
Distribution and servicing fee	665,100	222,105
Total Fund Expenses	718,259	275,264
Net Investment Loss	(1,032,351)	(533,981)
Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(1,032,351)	$(533,981)

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Changes in Members’ Equity – Net Assets For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Previously Reported	As Restated

Net investment loss	$(1,032,351)	$(533,981)
Members' Equity at March 31, 2017	$444,302	$942,672

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Cash Flows For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Previously Reported	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES
Net change in Members’ Equity – Net Assets resulting from operations	$(1,032,351)	$(533,981)
Change in fair value of investment in the Company	319,736	264,361
Increase (decrease) in distribution and servicing fee payable	$619,923	$176,928

13

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Financial Highlights For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Previously Reported	As Restated

Net investment loss	$(731.75)	$(430.86)
Net decrease in net assets resulting from operations after incentive carried interest	(731.75)	(430.86)
NET ASSET VALUE, END OF PERIOD	268.25	569.14
TOTAL NET ASSET VALUE RETURN	(79.22)%	(36.16)%
RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	444	943
Ratios to Average Members' Equity - Net Assets:
Expenses excluding incentive carried interest	738.25%	317.63%
Expenses including incentive carried interest	738.25%	317.63%
Net investment loss excluding incentive carried interest	(732.92)%	(312.32)%
INTERNAL RATE OF RETURN:
Internal Rate of Return before and after incentive carried interest, including expenses	(98.46)%	(78.99)%

9. Subsequent Events

On April 5, 2017, the TE Fund made a capital call equal to 4% of Members’ commitments.

On April 17, 2017, there were subsequent closings for $40,520,000 in Members’ commitments. For Members that participated in the April 17, 2017 closing, a capital call of 6% of capital commitments was made on May 3, 2017.

On April 28, 2017, there were subsequent closings for $480,000 in Members’ commitments. For Members that participated in the April 28, 2017 closing, a capital call of 6% of capital commitments was made on May 19, 2017.

On June 9, 2017, the TE Fund made a capital call equal to 5% of Members’ commitments.

Other than Note 8, the TE Fund has evaluated all events subsequent to the balance sheet date of March 31, 2017, through the date these financial statements were issued and has determined that there were no additional subsequent events that require disclosure.

14

KPMG LLP

Suite 1400

2323 Ross Avenue

Dallas, TX 75201-2721

Report of Independent Registered Public Accounting Firm

The Board of Managers and Members

NB Crossroads Private Markets Fund IV (TE) – Client LLC:

We have audited the accompanying consolidated statement of assets, liabilities and members’ equity – net assets of NB Crossroads Private Markets Fund IV (TE) – Client LLC (the TE Fund), as of March 31, 2017, and the related consolidated statements of operations, changes in members’ equity – net assets, cash flows, and the consolidated financial highlights for the period from November 15, 2016 (Commencement of Operations) through March 31, 2017. These consolidated financial statements and financial highlights are the responsibility of the TE Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. Our procedures included verification of securities owned as of March 31, 2017, by examination of the underlying records of NB Crossroads Private Markets Fund IV Holdings LLC. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NB Crossroads Private Markets Fund IV (TE) – Client LLC as of March 31, 2017, and the results of their operations, the changes in their members’ equity – net assets, their cash flows, and the financial highlights for the period from November 15, 2016 (Commencement of Operations) through March 31, 2017, in conformity with U.S. generally accepted accounting principles.

As discussed in note 8 to the consolidated financial statements, the 2017 consolidated financial statements have been restated to correct a misstatement.

Dallas, Texas

May 26, 2017 (except as to Notes 8 and 9 which are as of June 23, 2017)

15

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Additional Information (Unaudited)
March 31, 2017

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the year ended March 31, 2017.

The TE Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TE Fund at 212-476-8800.

16

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Board of Managers of the Company (Unaudited)
March 31, 2017

Information pertaining to the Board of Managers of the Company is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Manager	Other Directorships Held by Manager During Past 5 Years
Disinterested Managers

Virginia G. Breen, Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/2011); Partner, Blue Rock Capital (8/1995 to 12/2011).	12	Director, Modus Link Global Solutions, Inc. (4/01 to 12/13) Director, Jones Lang LaSalle Property Trust, Inc. Manager, UBS A&Q Registered Fund Complex (5 funds) and Director, Calamos Fund Complex (22 funds)

Alan Brott, Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (since 2000); Former Partner of Ernst & Young.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Master Funds (4 funds); Director of Stone Harbor Investment Funds (7 funds).

Victor F. Imbimbo, Jr., Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC.

Thomas F. McDevitt, Manager 325 North Saint Paul St. 49th Floor Dallas, TX 75201 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	12	Director of Jones Lang LaSalle Property Trust, Inc.

Stephen V. Murphy, Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, Inc., an investment banking firm.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of The First of Long Island Corporationa and The First National Bank of Long Island.

Thomas G. Yellin, Manager 325 North Saint Paul St. 49th Floor Dallas, TX 75201 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006); Former President of PJ Productions (from 8/2002 to 6/2006); Former Executive Producer of ABC News (from 8/1989 to 12/2002).	12	Director of Grosvenor Registered Multi- Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Funds (4 funds) and a director of Man FRM Alternative Multi- Strategy Fund, LLC.

* The “Fund Complex” consists of Excelsior Venture Partners III, LLC (“EVP III”), Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund IV (TE) – Custody Client LLC, NB Crossroads Private Markets Fund IV (TI) – Custody Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, and UST Global Private Markets Fund, LLC.. Each Manager serves on the board of managers of each fund in the Fund Complex, except only Messrs. Brott, Imbimbo and Murphy serve on the board of managers of EVP III.

17

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Officers who are not Managers

Robert Conti (1956)	Chief Executive Officer and President	Term – Indefinite; Length – since 2015	Managing Director, NBBD, since 2007; President - Mutual Funds, NBIA, since 2009. Formerly, Senior Vice President, Neuberger Berman LLC (2003-2006), Vice President, Neuberger Berman LLC (1999-2003). President and Chief Executive twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

James D. Bowden (1953)	Vice President	Term – Indefinite; Length – since 2015	Managing Director, NBBD, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013). Vice President fifteen registered investment companies for which NBIA acts as investment manager and/or administrator.

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term – Indefinite; Length – since 2015	Senior Vice President, NBBD, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999). Executive Vice President and Secretary twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Mark Bonner (1977)	Assistant Treasurer	Term – Indefinite; Length – since 2015	Senior Vice President, NBBD, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, Pricew aterhouseCoopers LLP (1999-2004). Assistant Treasurer fifteen registered investment companies for which NBIA acts as investment manager and/or administrator.

18

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Officers who are not Managers

Agnes Diaz (1971)	Vice President	Term – Indefinite; Length – since 2015	Senior Vice President, NBBD, since 2012; Senior Vice President, NBIA, since 2012 and Employee since 1996. Formerly, Vice President, Neuberger Berman LLC (2007- 2012). Vice President twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer	Term – Indefinite; Length – since 2016	General Counsel and Head of Compliance–Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013). Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator; Anti-Money Laundering Compliance Officer, twenty-six registered investment companies for which the Investment Adviser acts as investment manager and/or administrator.

Sheila James (1965)	Assistant Secretary	Term – Indefinite; Length – since 2015	Vice President, NBBD, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007- 2008); Employee, NBIA (1991-1999). Assistant Secretary twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Brian Kerrane (1969)	Vice President	Term – Indefinite; Length – since 2015	Managing Director, NBBD, since 2013; Chief Operating Officer – Mutual Funds, NBIA, since 2015 and Managing Director, NBIA, since 2013. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991. Vice President, twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

19

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Officers who are not Managers

Josephine Marone (1963)	Assistant Secretary	Term – Indefinite; Length – since 2015	Senior Paralegal, NBBD, since 2007 and Employee since 2007.

John M. McGovern (1970)	Treasurer	Term – Indefinite; Length – since 2015	Senior Vice President, NBBD, since 2007; Senior Vice President, NBIA, since 2007 and Employee since 1993. Formerly, Vice President, Neuberger Berman LLC (2004- 2006), Assistant Treasurer (2002-2005). Treasurer and Principal Financial and Accounting Officer, twenty-six registered investment companies for which the NBIA acts as investment manager and/or administrator.

Joshua Miller (1978)	Vice President	Term – Indefinite; Length – since 2015	Senior Vice President, NBBD, since 2004. Principal and Chief Operating Officer of NB Private Equity’s Private Investment Portfolios, since 2010.

Chamaine Williams (1971)	Chief Compliance Officer	Term – Indefinite; Length – since 2015	Chief Compliance Officer – Mutual Funds and Senior Vice President, NBIA, since 2006. Formerly, Senior Vice President, Lehman Brothers (2007-2008), Vice President, Lehman Brothers (2003-2006), Chief Compliance Officer, Lehman Brothers Asset Management Inc. (2003-2007), Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC (2003-2007). Chief Compliance Officer, twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden and Mark Bonner whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Joshua Miller whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Registered Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

20

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

For the Period November 15, 2016 (Commencement of Operations)

through March 31, 2017

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of March 31, 2017 (as restated)

Assets

Investments, at fair value (cost $960,000)	$960,000
Cash and cash equivalents	1,128,951
Prepaid offering expense	60,239
Interest receivable	443

Total Assets	$2,149,633

Liabilities

Due to affiliates	$407,769
Advisory fee payable	73,679
Administration service fees payable	24,552
Due to feeder fund	20,336
Audit fee payable	19,983
Offering expense payable	1,728
Other payables	829

Total Liabilities	$548,876

Commitments and contingencies (Note 6)

Members’ Equity - Net Assets	$1,600,757

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$2,493,607
Accumulated net investment loss	(892,850)

Total Members' Equity - Net Assets	$1,600,757

Units of Membership Interests outstanding (unlimited units authorized)	11,426.66
Net Asset Value Per Unit	$140.09

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Schedule of Investments
March 31, 2017 (as restated)

Investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth Portfolio Funds (0.00%)
Cerberus Institutional Partners VI, L.P.	Primary	-	North America	$-
Oak Hill Capital Partners IV, L.P.	Primary	-	North America	-
Veritas Capital Fund VI, L.P.	Primary	-	North America	-
				-
Buyout/Growth Co-Investments (59.97%)
MHS Acquisition Holdings, LLC	Co-investment	03/2017	North America	960,000
				960,000
Venture Capital (0.00%)
DFJ Growth III, L.P.	Primary	-	North America	-
Hosen Capital Fund III, L.P.	Primary	-	Asia	-
				-

Total Investments in Portfolio Funds (cost $960,000) (59.97%)				960,000
Other Assets & Liabilities (Net) (40.03%)				640,757
Members' Equity - Net Assets (100.00%)				$1,600,757

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2017 aggregated $960,000. Total fair value of illiquid and restricted securities at March 31, 2017 was $960,000 or 59.97% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Operations
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

Investment Income:

Interest income	$864

Total Investment Income	864

Operating Expenses:

Organizational expenses	559,646
Independent Managers' fees	157,500
Advisory fee	93,766
Offering expenses	35,850
Administration service fees	24,552
Audit fees	19,983
Other fees	2,417

Total Operating Expenses	893,714

Net Investment Loss	(892,850)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(892,850)

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Changes in Members’ Equity – Net Assets
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017

Total Members
Members' committed capital	$249,360,651

Members' equity at November 15, 2016	$-
Capital contributions	2,493,607
Net investment loss	(892,850)
Members' equity at March 31, 2017	$1,600,757

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Cash Flows
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017 (as restated)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$(892,850)
Contributions to investments	(960,000)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid offering expense	(60,239)
(Increase) decrease in interest receivable	(443)
Increase (decrease) in due to affiliates	407,769
Increase (decrease) in advisory fee payable	73,679
Increase (decrease) in administration service fees payable	24,552
Increase (decrease) in due to feeder fund	20,336
Increase (decrease) in audit fee payable	19,983
Increase (decrease) in offering expense payable	1,728
Increase (decrease) in other payables	829

Net cash provided by (used in) operating activities	(1,364,656)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	2,493,607

Net cash provided by (used in) financing activities	2,493,607

Net change in cash and cash equivalents	1,128,951
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$1,128,951

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Financial Highlights (as restated)

	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(859.91)
Net decrease in net assets resulting from operations	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$140.09
TOTAL NET ASSET VALUE RETURN (1), (3)	(35.81	)% (4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$1,601
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses	759.27%
Net investment loss	(757.67)%
Portfolio Turnover Rate (7)	0.00%

INTERNAL RATE OF RETURN:
Internal Rate of Return, including expenses (8)	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2017, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $159.62.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average Members' Equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses). For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets at the end of the period (residual value) as of each measurement date. For the period ended March 31, 2017, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”) and NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands limited duration company (the “Offshore Fund, and together with the TI Fund and the TE Fund, the Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholder capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2017, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 70.39% and 29.61%, respectively.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the Company.

C. Valuation of Investments

The Company computes its NAV as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under FASB ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

policies. As of March 31, 2017, Investments valued using the practical expedient with a fair value of $960,000 are excluded from the fair value hierarchy.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of March 31, 2017 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

are classified as Level 1 assets. As of March 31, 2017, the Company held $1,128,951, in an overnight sweep that is deposited into a money market account.

E. Offering Costs

Offering costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature. As the Company has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2017, offering costs of $35,850 are included in the Statement of Operations.

F. Organization Fees

The Company incurred and expensed $559,646 in organizational expenses for the period November 15, 2016 (Commencement of Operations) through March 31, 2017. The unpaid balance of organization fees is included in due to affiliates in the Statement of Assets, Liabilities and Members’ Equity – Net Assets.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

I. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2017, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and March 31, 2017, the estimated cost of the Portfolio Funds at March 31, 2017, for federal income tax purposes aggregated $960,000. The net unrealized appreciation for federal income tax purposes was estimated to be $0. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $0 and $0, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the period November 15, 2016 (Commencement of Operations) through March 31, 2017. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the Company did not incur any interest or penalties.

J. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Company issued 11,426.66 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

L. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

M. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

N. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

O. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Company is presented at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Master Fund's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Master Fund based on the Investors' total Commitments. For the period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Company incurred Advisory Fees totaling $93,766.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets, subject to a minimum quarterly fee. For the period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Company incurred administration service fees totaling $24,552.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Company incurred $157,500 in Independent Managers’ fees.

4. Capital Commitments from Members

At March 31, 2017, capital commitments from Members totaled $249,360,651. Capital contributions received by the Company with regard to satisfying Member commitments totaled $2,493,607, which represents approximately 1.00% of committed capital at March 31, 2017.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

6. Capital Commitments of the Company to Portfolio Funds

As of March 31, 2017, the Company had total capital commitments of $44,960,000 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $44,000,000 as listed below:

Unfunded
Assets:	Commitment
Buyout/Growth	$36,000,000
Venture Capital	8,000,000
Total	$44,000,000

7. Description of the Investments

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Co-investment represents 5% or more of Members’ Equity – Net Assets of the Company.

MHS Acquisition Holdings, LLC, an Industrial Services company, represents 59.97% of Members’ Equity – Net Assets of the Company as of March 31, 2017.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

10. Restatement Information

Subsequent to the issuance of the financial statements for the period ended March 31, 2017, NBIA identified an overstatement of the Advisory Fee accrual and corresponding overstatement of the Advisory Fee expense, which resulted in the understatement of the net asset value of the Company at March 31, 2017.  The overstatement was identified prior to the payment of the Advisory Fee accrual, as such there was no impact on the Company’s cash balance. Additionally, no additional capital was called from investors based on the expense payable overstatement. Accordingly, the Company has restated its March 31, 2017 financial statements.

The effect of the restatement by impacted line item in these restated financials statements are as follows:

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets	Previously
As of March 31, 2017	Reported	As Restated

Liabilities
Advisory fee payable	$260,699	$73,679
Total Liabilities	735,896	548,876
Members’ Equity - Net Assets	1,413,737	1,600,757
Accumulated net investment loss	(1,079,870)	(892,850)
Total Members' Equity - Net Assets	1,413,737	1,600,757
Net Asset Value Per Unit	$123.72	$140.09

NB Crossroads Private Markets Fund IV Holdings LLC
Schedule of Investments	Previously
March 31, 2017	Reported	As Restated

Other Assets & Liabilities (Net)	$453,737	$640,757
Members' Equity - Net Assets	$1,413,737	$1,600,757

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Operations	Previously
For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Reported	As Restated

Operating Expenses:
Advisory fee	$280,786	$93,766
Total Operating Expenses	1,080,734	893,714
Net Investment Loss	(1,079,870)	(892,850)
Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(1,079,870)	$(892,850)

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Changes in Members’ Equity – Net Assets	Previously
For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Reported	As Restated

Net investment loss	$(1,079,870)	$(892,850)
Members' Equity at March 31, 2017	$1,413,737	$1,600,757

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
For the Period November 15, 2016 (Commencement of Operations)
through March 31, 2017

NB Crossroads Private Markets Fund IV Holdings LLC
Statement of Cash Flows	Previously
For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Reported	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES
Net change in Members’ Equity – Net Assets resulting from operations	$(1,079,870)	$(892,850)
Increase (decrease) in advisory fee payable	$260,699	$73,679

NB Crossroads Private Markets Fund IV Holdings LLC
Financial Highlights	Previously
For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017	Reported	As Restated

Net investment loss	$(876.28)	$(859.91)
Net decrease in net assets resulting from operations	(876.28)	(859.91)
NET ASSET VALUE, END OF PERIOD	123.72	140.09
TOTAL NET ASSET VALUE RETURN	(49.35)%	(35.81)%
RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	1,414	1,601
Ratios to Average Members' Equity - Net Assets:
Expenses	1108.80%	759.27%
Net investment loss	(1107.20)%	(757.67)%
INTERNAL RATE OF RETURN:
Internal Rate of Return, including expenses	(98.33)%	(95.48)%

11. Subsequent Events

On April 17, 2017, there were subsequent closings for $68,844,100 in Members' commitments. For Members that participated in the April 17, 2017 closing, a capital call of 1.00% of capital commitments was made on April 27, 2017.

On April 28, 2017, the Company called an additional 1% of Feeder Funds’ commitments.

On April 28, 2017, there were subsequent closings for $2,025,000 in Members' commitments. For Members that participated in the April 28, 2017 closing, a capital call of 1.00% of capital commitments was made on May 17, 2017.

Other than Note 10, the Company has evaluated all events subsequent to the balance sheet date of March 31, 2017, through the date these financial statements were issued and has determined that there were no additional subsequent events that require disclosure.

KPMG LLP

Suite 1400

2323 Ross Avenue

Dallas, TX 75201-2721

Report of Independent Registered Public Accounting Firm

The Board of Managers and Members

NB Crossroads Private Markets Fund IV Holdings LLC:

We have audited the accompanying statement of assets, liabilities and members’ equity – net assets of NB Crossroads Private Markets Fund IV Holdings LLC (the Company), including the schedule of investments, as of March 31, 2017, and the related statements of operations, changes in members’ equity – net assets, cash flows, and the financial highlights for the period from November 15, 2016 (Commencement of Operations) through March 31, 2017. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the underlying fund managers or by other appropriate auditing procedures where replies from underlying fund managers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NB Crossroads Private Markets Fund IV Holdings LLC as of March 31, 2017, and the results of its operations, the changes in its members’ equity – net assets, its cash flows, and the financial highlights for the period from November 15, 2016 (Commencement of Operations) through March 31, 2017 in conformity with U.S. generally accepted accounting principles.

As discussed in note 10 to the financial statements, the 2017 financial statements have been restated to correct a misstatement.

Dallas, Texas

May 26, 2017 (except as to Notes 10 and 11 which are as of June 23, 2017)

NB Crossroads Private Markets Fund IV Holdings LLC
Additional Information (Unaudited)
March 31, 2017

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended March 31, 2017.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

NB Crossroads Private Markets Fund IV Holdings LLC
Additional Information (Unaudited)
March 31, 2017

Advisory and Sub-Advisory Agreement Approval

The Board of the Company considered the approval of the Investment Advisory Agreement between the Company and NBIA (formerly, Neuberger Berman Management LLC) and the Sub-Advisory Agreement between NBIA, on behalf of the Company, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at a meeting held on December 18, 2015 (the "Meeting"). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Company and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board recognized and noted that the Agreements were substantially similar to the advisory and sub-advisory agreements for the other registered funds of private equity funds that the Board oversees, except for the fees payable thereunder. The Board also discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the expected effective investment advisory fee rate paid by the Company and the appropriateness of such Advisory Fee. The Board reviewed and considered how the proposed Advisory Fee and Sub-Advisory Fee for the Company reflects the economies of scale for the benefit of the members of the Company, noting that as the Company has not commenced investment operations and did not have any assets, economies of scale were not a significant factor for the Company. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate under the limited liability company agreements for each of Feeder Funds, as described in the Investment Advisory Agreement. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Company, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board concluded that proposed Advisory Fee and Sub-Advisory Fee were fair and reasonable.

The Board discussed and reviewed the nature, extent and quality of services proposed to be rendered to the Company by NBIA and NBAA. The Board reviewed and considered the qualifications of the

NB Crossroads Private Markets Fund IV Holdings LLC
Additional Information (Unaudited)
March 31, 2017

portfolio managers to manage the portfolios of the Company, including their history managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Company's affairs. The Board concluded that, in light of the particular requirements of the Company, it was satisfied with the professional qualifications and overall commitment to the Company of the proposed portfolio management team. As the Company had not yet commenced operations, the Board was not able to review the Company's performance.

The Board also reviewed and considered an estimated profitability analysis. The Board noted that the Company was not operational as of the date of the Meeting and accordingly there were no net profits to NBIA and NBAA at that time.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the Agreements.

NB Crossroads Private Markets Fund IV Holdings LLC
Board of Managers of the Company (Unaudited)
March 31, 2017

Information pertaining to the Board of Managers of the Company is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Manager	Other Directorships Held by Manager During Past 5 Years
		Disinterested Managers

Virginia G. Breen, Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1964)	Term Indefinite - Since Inception	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/2011); Partner, Blue Rock Capital (8/1995 to 12/2011).	12	Director, Modus Link Global Solutions, Inc. (4/01 to 12/13); Director, Jones Lang LaSalle Property Trust, Inc.; Manager, UBS A&Q Registered Fund Complex (5 funds) and Director, Calamos Fund Complex (22 funds)

Alan Brott,Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1942)	Term Indefinite - Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (since 2000); Former Partner of Ernst & Young.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Master Funds (4 funds); Director of Stone Harbor Investment Funds (7 funds).

Victor F. Imbimbo, Jr., Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1952)	Term Indefinite - Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC.

Thomas F. McDevitt, Manager 325 North Saint Paul St. 49th Floor Dallas, TX 75201 (1956)	Term Indefinite - Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	12	Director of Jones Lang LaSalle Property Trust, Inc.

Stephen V. Murphy, Manager 325 North Saint Paul St., 49th Floor Dallas, TX 75201 (1945)	Term Indefinite - Since Inception	President of S.V. Murphy & Co, Inc., an investment banking firm.	13	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of The First of Long Island Corporationa and The First National Bank of Long Island.

Thomas G. Yellin, Manager 325 North Saint Paul St. 49th Floor Dallas, TX 75201 (1954)	Term Indefinite - Since Inception	President of The Documentary Group (since 6/2006); Former President of PJ Productions (from 8/2002 to 6/2006); Former Executive Producer of ABC News (from 8/1989 to 12/2002).	12	Director of Grosvenor Registered Multi- Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Funds (4 funds) and a director of Man FRM Alternative Multi- Strategy Fund, LLC.

* The “Fund Complex” consists of Excelsior Venture Partners III, LLC (“EVP III”), Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund IV (TE) – Custody Client LLC, NB Crossroads Private Markets Fund IV (TI) – Custody Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, and UST Global Private Markets Fund, LLC.. Each Manager serves on the board of managers of each fund in the Fund Complex, except only Messrs. Brott, Imbimbo and Murphy serve on the board of managers of EVP III.

NB Crossroads Private Markets Fund IV Holdings LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Managers

Robert Conti	Chief Executive	Term — Indefinite;	Managing Director, NBBD, since 2007;
(1956)	Officer and President	Length — since 2015	President - Mutual Funds, NBIA, since 2009. Formerly, Senior Vice President, Neuberger Berman LLC (2003-2006), Vice President, Neuberger Berman LLC (1999-2003). President and Chief Executive twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

James D. Bow den	Vice President	Term — Indefinite;	Managing Director, NBBD, since 2015.
(1953)		Length — since 2015	Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013). Vice President fifteen registered investment companies for which NBIA acts as investment manager and/or administrator.

Claudia A. Brandon	Executive Vice	Term — Indefinite;	Senior Vice President, NBBD, since 2007
(1956)	President and Secretary	Length — since 2015	and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President - Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999). Executive Vice President and Secretary twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Mark Bonner	Assistant	Term — Indefinite;	Senior Vice President, NBBD, since 2015.
(1977)	Treasurer	Length — since 2015

Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate,

Pricew aterhouseCoopers LLP (1999-2004). Assistant Treasurer fifteen registered investment companies for which NBIA acts as investment manager and/or administrator.

NB Crossroads Private Markets Fund IV Holdings LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Managers

Agnes Diaz	Vice President	Term — Indefinite;	Senior Vice President, NBBD, since 2012;
(1971)		Length — since 2015	Senior Vice President, NBIA, since 2012 and Employee since 1996. Formerly, Vice President, Neuberger Berman LLC (2007-2012). Vice President twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Corey A. Issing	Chief Legal	Term — Indefinite;	General Counsel and Head of Compliance-
(1978)	Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer	Length — since 2016	Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013). Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator; Anti-Money Laundering Compliance Officer, twenty-six registered investment companies for which the Investment Adviser acts as investment manager and/or administrator.

Sheila James	Assistant	Term — Indefinite;	Vice President, NBBD, since 2008 and
(1965)	Secretary	Length — since 2015

Employee since 1999; Vice President,

NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999). Assistant Secretary twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

Brian Kerrane	Vice President	Term — Indefinite;	Managing Director, NBBD, since 2013;
(1969)		Length — since 2015	Chief Operating Officer - Mutual Funds, NBIA, since 2015 and Managing Director, NBIA, since 2013. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991. Vice President, twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

NB Crossroads Private Markets Fund IV Holdings LLC
Officers of the Company (Unaudited)
March 31, 2017

Information pertaining to the officers of the Company is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Managers

Josephine Marone	Assistant	Term — Indefinite;	Senior Paralegal, NBBD, since 2007 and
(1963)	Secretary	Length — since 2015	Employee since 2007.
John M. McGovern (1970)	Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, NBBD, since 2007; Senior Vice President, NBIA, since 2007 and Employee since 1993. Formerly, Vice President, Neuberger Berman LLC (2004-2006), Assistant Treasurer (2002-2005). Treasurer and Principal Financial and Accounting Officer, twenty-six registered investment companies for which the NBIA acts as investment manager and/or administrator.

Joshua Miller (1978)	Vice President	Term — Indefinite; Length — since 2015	Senior Vice President, NBBD, since 2004. Principal and Chief Operating Officer of NB Private Equity's Private Investment Portfolios, since 2010.

Chamaine Williams (1971)	Chief Compliance Officer	Term — Indefinite; Length — since 2015

Chief Compliance Officer - Mutual Funds

and Senior Vice President, NBIA, since 2006. Formerly, Senior Vice President, Lehman Brothers (2007-2008), Vice President, Lehman Brothers (2003-2006), Chief Compliance Officer, Lehman Brothers Asset Management Inc. (2003-2007), Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC (2003-2007). Chief Compliance Officer, twenty-six registered investment companies for which NBIA acts as investment manager and/or administrator.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden and Mark Bonner whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Joshua Miller whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Registered Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics. The Registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 866-637-2587 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board of Managers (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee's financial experts and that each of them is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal year ended March 31, 2017 was $12,450.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2017, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines.

NBIA’s guidelines adopt the voting recommendations of Glass Lewis. NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NBIA and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2017:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

John P. Buser is a Managing Director of Neuberger Berman and Global Head of the Private Investment Portfolios practice for Neuberger Berman. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment and Latin America Private Equity Investment Committees. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is a Managing Director of Neuberger Berman and a member of the Private Investment Portfolios and Latin America Investment Committees. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division for five years, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of Castlelake Airline Credit, Castlelake Credit Strategies, Chambers Energy Capital, ComVest Investment Partners, DFJ Gotham, DFW Capital, Edison Venture Fund, Garrison Opportunities Fund, LLR Partners, NewSpring Capital, Platinum Equity, Siris Partners, Tengram Capital Partners and Wayzata Opportunities Fund. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and a leader of the Firm’s Private Investment Portfolios practice. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Latin America Private Equity and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman's Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is a Managing Director of Neuberger Berman and a leader of the Firm’s Private Investment Portfolios practice. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Reinsurance Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

Patricia Miller Zollar is a Managing Director of Neuberger Berman and a Partner within Neuberger Berman Alternatives. Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees. Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs. Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2017:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2017, unless indicated otherwise.

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	31	$9,060,200,000	37	$12,874,470,000

James Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	12	$1,848,500,000	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	12	$1,848,500,000	0	N/A

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$670,400,000	32	$9,201,800,000	39	$13,104,470,000

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2017:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. Most equity issuances are subject to vesting.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of Neuberger Berman’s Contingent Compensation Plan (vesting over 3 years).

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, certain CCP Participants may make an election to receive a portion of their contingent compensation in the form of equity, subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent compensation amounts vest over three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) As of March 31, 2017, no Portfolio Management Team member owned any Interests in the Registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

As part of this evaluation, management of the Registrant identified an error in the calculation of (i) the Registrant’s Distribution and Servicing Fee payable; and (ii) the Advisory Fee of the NB Crossroads Private Markets Fund IV (Holdings) LLC (the “Master Fund”) presented in the financial statements for the period ended March 31, 2017 (the “Financial Statements”). The error was the result of over accruals of the Distribution and Servicing Fees for the Registrant and the Advisory Fee for the Master Fund that were based on operations for a full fiscal year period. Because the Registrant and Master Fund commenced operations in November 2016, the accruals should have been for a shorter period of time. The overstatement of accrued expenses resulted in an understatement of the Registrant’s and Master Fund’s net asset values in the Financial Statements. No expenses were actually paid by the Registrant or Master Fund based on the overstatement of expenses payable. As a result of this evaluation, management has concluded that a material weakness in the Registrant’s internal controls existed because the error was not detected on a timely basis and the financial statements were issued to investors containing a material misstatement. The Registrant restated its March 31, 2017 consolidated financial statements to correct the error. Management has subsequently enhanced internal controls to ensure that similar errors are preventable and/or detected in a timely manner.

(b) Other than the enhancements to internal controls noted above, which occurred after the reporting period, there were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics – see Item 2

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
(Principal Executive Officer)

Date: June 23, 2017

By	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: June 23, 2017